Supplemental Financial Information (Repair And Maintenance Expense Related To Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Financial Information [Abstract]
Repair and maintenance expense	$ 311.7	$ 294.7	$ 223.6